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                          JACOBS & COMPANY MUTUAL FUND
                              TICKER SYMBOL: JACOX
                               CUSIP: 007 989 775
                  SHAREHOLDER SERVICES TOLL FREE (877) 560-6823




                                   [GRAPHIC]




                               SEMI-ANNUAL REPORT
                                  JULY 31, 2001

                          JACOBS & COMPANY MUTUAL FUND

September, 2001

Dear Shareholder:

During the past 14 years, my staff and I have developed relationships and worked with many people and companies in the financial services industry in New York. I frequently travel to New York and have walked the streets that are now lined with debris of the World Trade Center. The attack that was launched on the United States on September 11 impacts us both professionally and personally. While many of us are not in close proximity to New York or Washington, the blows that were dealt in those locations are certainly felt by all of us across the country and the civilized world.

We join with all of you in offering our prayers for the families and friends of the people killed in these attacks and to the heroes who sacrificed their lives attempting to save others. We also wish a speedy recovery to the survivors.

The firms that we have business relationships with are functional and have backup operations off site. The individuals and their families with whom we work are all safe.

Because of the timing of our fund's fiscal year, we are required to send you this initial report on operations. Given the recent commencement date of the Fund, and the very brief time covered by this report, we think it is premature to provide a report on performance for these initial weeks. However, we believe our investment strategies should position us well both during the period of uncertainty that is likely to continue until the financial markets understand the nature of the "war on terrorism" to which the United States and most of the civilized world has committed and over the long term thereafter. We will continue to monitor the movements of capital and their effects as we strive to position the Fund's portfolio to achieve your investment objectives.

In the meantime, if you have any questions about your investment in the Fund, please don't hesitate to call us. Thank you again for your investment.

God bless America!


John M. Jacobs

                          JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares       COMMON STOCKS: 54.67%                                 Market Value
--------------------------------------------------------------------------------
             AIR TRANSPORT: 0.29%
     200      FedEx Corp.*.........................................  $    8,274
                                                                     ----------
              BANKING-MONEY CENTER: 3.74%
   2,800      Bank One Corp........................................     108,388
                                                                     ----------
              BANKING-REGIONAL: 9.69%
   7,750      AmSouth Bancorp......................................     154,070
   6,700      City Holding Capital Trust II........................     126,630
                                                                     ----------
                                                                        280,700
                                                                     ----------
              CHEMICAL (BASIC): 0.89%
     600      E. I. du Pont de Nemours and Co......................      25,692
                                                                     ----------
              COMPUTER SYSTEMS (DIVERSIFIED):  4.00%
   1,100      International Business Machines Corp.................     115,731
                                                                     ----------
              CONGLOMERATE: 3.55%
   1,400      United Technologies Corp.............................     102,760
                                                                     ----------
              FINANCIAL SERVICES (DIVERSIFIED):  1.25%
     900      American Express Co..................................      36,297
                                                                     ----------
              OFFICE EQUIPMENT & SUPPLIES:  0.80%
   2,900      Xerox Corp...........................................      23,142
                                                                     ----------
              PETROLEUM (INTEGRATED):  7.75%
   1,000      Exxon Mobil Corp.....................................      41,760
     600      Phillips Petroleum Co................................      34,254
   5,000      USX-Marathon Group...................................     148,350
                                                                     ----------
                                                                        224,364
                                                                     ----------
              PHARMACEUTICALS: 3.91%
   2,900      Schering-Plough Corp.................................     113,245
                                                                     ----------
              RAILROADS:  0.93%
     500      Union Pacific Corp...................................      26,845
                                                                     ----------
              SEMICONDUCTOR: 1.13%
   1,100      Intel Corp...........................................      32,791
                                                                      ----------

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

              TELECOMMUNICATIONS SERVICES:  13.91%
   5,800      AT&T Corp............................................  $  117,218
   1,865      AT&T Wireless*.......................................      34,857
   3,500      Bellsouth Corp.......................................     142,450
   2,000      Verizon Communications, Inc..........................     108,300
                                                                     ----------
                                                                        402,825
                                                                     ----------
              UTILITIES:  2.86%
   3,520      The Southern Co......................................      82,720
                                                                     ----------
              TOTAL COMMON STOCKS
                (Cost $1,524,777)+.................................   1,583,774
                                                                     ----------

              PREFERRED STOCKS:  0.40%
--------------------------------------------------------------------------------

              GROCERY
     500      Great Atlantic & Pacific Tea, Inc., 9.375%...........      11,650
                                                                     ----------
              TOTAL PREFERRED STOCKS
                (Cost $11,735)+....................................      11,650
                                                                     ----------

Principal                                                               Market
 Amount       MORTGAGE BACKED OBLIGATIONS:  41.83%                      Value
--------------------------------------------------------------------------------

$  1,251      Government National Mortgage Association,
                Pool #1610, 6.50%, 9/15/2002.......................       1,265
   1,185      Government National Mortgage Association,
                Pool #237978, 9.50%, 5/15/2003.....................       1,235
     789      Government National Mortgage Association,
                Pool #2675, 8.00%, 1/15/2004.......................         819
     714      Government National Mortgage Association,
                Pool #3986, 8.25%, 8/15/2004.......................         744
     413      Government National Mortgage Association,
                Pool #4366, 8.50%, 9/15/2004.......................         431
   1,790      Government National Mortgage Association,
                Pool #4655, 9.00%, 11/15/2004......................       1,879
     972      Government National Mortgage Association,
                Pool #5239, 9.00%, 1/15/2005.......................       1,026
     857      Government National Mortgage Association,
                Pool #7292, 7.50%, 4/15/2005.......................         895
     294      Government National Mortgage Association,
                Pool #5607, 9.00%, 4/15/2005.......................         307

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$    895      Government National Mortgage Association,
                Pool #6459, 8.00%, 6/15/2005.......................  $      935
   1,364      Government National Mortgage Association,
                Pool #7451, 7.25%, 7/15/2005.......................       1,403
   6,426      Government National Mortgage Association,
                Pool #6351, 8.00%, 8/15/2005.......................       6,711
     601      Government National Mortgage Association,
                Pool #6501, 8.00%, 8/15/2005.......................         627
   1,596      Government National Mortgage Association,
                Pool #7056, 8.00%, 8/15/2005.......................       1,667
     822      Government National Mortgage Association,
                Pool #8579, 7.25%, 11/15/2005......................         846
   3,593      Government National Mortgage Association,
                Pool #9113, 8.00%, 12/15/2005......................       3,752
     511      Government National Mortgage Association,
                Pool #6742, 8.05%, 12/15/2005......................         537
   2,684      Government National Mortgage Association,
                Pool #8445, 8.50%, 1/15/2006.......................       2,834
   2,393      Government National Mortgage Association,
                Pool #8829, 8.50%, 2/15/2006.......................       2,527
   1,476      Government National Mortgage Association,
                Pool #8926, 8.25%, 5/15/2006.......................       1,551
     567      Government National Mortgage Association,
                Pool #10460, 8.00%, 6/15/2006......................         594
   1,136      Government National Mortgage Association,
                Pool #12203, 7.50%, 6/15/2006......................       1,184
     774      Government National Mortgage Association,
                Pool #10253, 8.00%, 8/15/2006......................         812
   2,503      Government National Mortgage Association,
                Pool #11751, 8.00%, 8/15/2006......................       2,627
   2,172      Government National Mortgage Association,
                Pool #11059, 8.00%, 9/15/2006......................       2,279
   1,346      Government National Mortgage Association,
                Pool #13160, 8.00%, 11/15/2006.....................       1,412
   1,811      Government National Mortgage Association,
                Pool #12946, 8.00%, 12/15/2006.....................       1,900
   2,967      Government National Mortgage Association,
                Pool #14912, 7.50%, 3/15/2007......................       3,096
   1,297      Government National Mortgage Association,
                Pool #17283, 7.50%, 6/15/2007......................       1,353

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
 $ 5,600      Government National Mortgage Association,
                Pool #17083, 8.00%, 8/15/2007......................  $    5,902
   5,549      Government National Mortgage Association,
                Pool #17728, 8.00%, 8/15/2007......................       5,847
   2,605      Government National Mortgage Association,
                Pool #19778, 8.00%, 9/15/2007......................       2,746
   1,781      Government National Mortgage Association,
                Pool #18954, 8.00%, 10/15/2007.....................       1,877
   6,490      Government National Mortgage Association,
                Pool #21330, 8.00%, 12/15/2007.....................       6,839
   1,858      Government National Mortgage Association,
                Pool #22514, 8.00%, 1/15/2008......................       1,964
   1,735      Government National Mortgage Association,
                Pool #29644, 9.00%, 3/15/2009......................       1,853
   1,886      Government National Mortgage Association,
                Pool #32285, 9.00%, 5/15/2009......................       2,014
   2,179      Government National Mortgage Association,
                Pool #32899, 9.50%, 8/15/2009......................       2,382
   1,952      Government National Mortgage Association,
                Pool #33471, 9.50%, 9/15/2009......................       2,134
   1,678      Government National Mortgage Association,
                Pool #35213, 10.00%, 11/15/2009....................       1,859
   3,512      Government National Mortgage Association,
                Pool #37395, 10.00%, 11/15/2009....................       3,889
     780      Government National Mortgage Association,
                Pool #33838, 11.00%, 12/15/2009....................         866
   2,905      Government National Mortgage Association,
                Pool #34436, 11.00%, 12/15/2009....................       3,225
   3,214      Government National Mortgage Association,
                Pool #36921, 11.00%, 12/15/2009....................       3,568
     544      Government National Mortgage Association,
                Pool #37899, 11.00%, 12/15/2009....................         604
   1,147      Government National Mortgage Association,
                Pool #38190, 11.00%, 12/15/2009....................       1,274
     437      Government National Mortgage Association,
                Pool #36425, 11.00%, 1/15/2010.....................         487
     541      Government National Mortgage Association,
                Pool #37364, 11.00%, 1/15/2010.....................         603
     432      Government National Mortgage Association,
                Pool #38347, 11.00%, 1/15/2010.....................         481

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$    783      Government National Mortgage Association,
                Pool #38758, 11.00%, 1/15/2010.....................       $ 873
     390      Government National Mortgage Association,
                Pool #39325, 11.00%, 1/15/2010.....................         435
   1,343      Government National Mortgage Association,
                Pool #37508, 11.00%, 2/15/2010.....................       1,497
     113      Government National Mortgage Association,
                Pool #38320, 11.00%, 2/15/2010.....................         126
     711      Government National Mortgage Association,
                Pool #39279, 11.00%, 2/15/2010.....................         792
     416      Government National Mortgage Association,
                Pool #39982, 11.00%, 2/15/2010.....................         463
     123      Government National Mortgage Association,
                Pool #91753, 11.00%, 2/15/2010.....................         137
   1,884      Government National Mortgage Association,
                Pool #39619, 11.00%, 3/15/2010.....................       2,100
   1,671      Government National Mortgage Association,
                Pool #38384, 11.00%, 3/15/2010.....................       1,862
   2,014      Government National Mortgage Association,
                Pool #38484, 11.00%, 3/15/2010.....................       2,245
   4,344      Government National Mortgage Association,
                Pool #39471, 10.75%, 3/15/2010.....................       4,786
   1,834      Government National Mortgage Association,
                Pool #38712, 11.00%, 3/15/2010.....................       2,044
     891      Government National Mortgage Association,
                Pool #38776, 11.00%, 3/15/2010.....................         993
   1,416      Government National Mortgage Association,
                Pool #38952, 11.00%, 3/15/2010.....................       1,578
   3,724      Government National Mortgage Association,
                Pool #91779, 11.00%, 3/15/2010.....................       4,122
     782      Government National Mortgage Association,
                Pool #41777, 11.00%, 4/15/2010.....................         872
   6,698      Government National Mortgage Association,
                Pool #41055, 11.00%, 5/15/2010.....................       7,464
     659      Government National Mortgage Association,
                Pool #41968, 11.00%, 6/15/2010.....................         734
   3,932      Government National Mortgage Association,
                Pool #39623, 11.00%, 6/15/2010.....................       4,381
     350      Government National Mortgage Association,
                Pool #37311, 11.00%, 7/15/2010.....................         390

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$    630      Government National Mortgage Association,
                Pool #40493, 11.00%, 7/15/2010.....................  $      702
     168      Government National Mortgage Association,
                Pool #37681, 11.00%, 8/15/2010.....................         187
   2,073      Government National Mortgage Association,
                Pool #39032, 11.00%, 8/15/2010.....................       2,310
     719      Government National Mortgage Association,
                Pool #40338, 11.00%, 8/15/2010.....................         801
     891      Government National Mortgage Association,
                Pool #41955, 11.00%, 8/15/2010.....................         993
   2,750      Government National Mortgage Association,
                Pool #43135, 11.00%, 9/15/2010.....................       3,065
   3,039      Government National Mortgage Association,
                Pool #42379, 11.00%, 9/15/2010.....................       3,387
     343      Government National Mortgage Association,
                Pool #42880, 11.00%, 9/15/2010.....................         382
   2,997      Government National Mortgage Association,
                Pool #44543, 11.00%, 9/15/2010.....................       3,340
   1,838      Government National Mortgage Association,
                Pool #91110, 11.00%, 9/15/2010.....................       2,034
   1,017      Government National Mortgage Association,
                Pool #92525, 11.00%, 9/15/2010.....................       1,125
   1,109      Government National Mortgage Association,
                Pool #48000, 11.00%, 3/15/2011.....................       1,238
   1,996      Government National Mortgage Association,
                Pool #43547, 11.00%, 4/15/2011.....................       2,229
   1,438      Government National Mortgage Association,
                Pool #49133, 10.00%, 5/15/2011.....................       1,602
   2,152      Government National Mortgage Association,
                Pool #68948, 11.00%, 6/15/2013.....................       2,408
     411      Government National Mortgage Association,
                Pool #70153, 11.00%, 6/15/2013.....................         459
     992      Government National Mortgage Association,
                Pool #62337, 11.00%, 7/15/2013.....................       1,110
   1,273      Government National Mortgage Association,
                Pool #67881, 11.00%, 7/15/2013.....................       1,425
     816      Government National Mortgage Association,
                Pool #71109, 11.00%, 7/15/2013.....................         913
     175      Government National Mortgage Association,
                Pool #99260, 11.00%, 7/15/2013.....................         195

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$    832      Government National Mortgage Association,
                Pool #68955, 10.50%, 8/15/2013.....................       $ 927
   4,136      Government National Mortgage Association,
                Pool #68554, 11.00%, 9/15/2013.....................       4,628
   2,268      Government National Mortgage Association,
                Pool #900225, 11.00%, 9/15/2013....................       2,521
     726      Government National Mortgage Association,
                Pool #266424, 11.00%, 11/15/2013...................         812
   5,595      Government National Mortgage Association,
                Pool #282173, 11.00%, 1/15/2014....................       6,276
      17      Government National Mortgage Association,
                Pool #61, 10.50%, 1/20/2014........................          18
   4,402      Government National Mortgage Association,
                Pool #112260, 11.00%, 1/20/2014....................       4,913
     559      Government National Mortgage Association,
                Pool #901821, 10.00%, 2/20/2014....................         619
     401      Government National Mortgage Association,
                Pool #282176, 11.00%, 3/15/2014....................         450
   4,923      Government National Mortgage Association,
                Pool #116119, 8.00%, 3/20/2014.....................       5,225
   1,219      Government National Mortgage Association,
                Pool #286522, 11.00%, 4/15/2015....................       1,366
   3,338      Government National Mortgage Association,
                Pool #131204, 11.00%, 7/20/2015....................       3,720
   1,217      Government National Mortgage Association,
                Pool #127001, 11.00%, 8/15/2015....................       1,363
     697      Government National Mortgage Association,
                Pool #129913, 11.00%, 8/15/2015....................         780
   1,733      Government National Mortgage Association,
                Pool #131555, 11.00%, 8/15/2015....................       1,942
     385      Government National Mortgage Association,
                Pool #132772, 11.00%, 8/15/2015....................         431
     401      Government National Mortgage Association,
                Pool #133042, 11.00%, 8/15/2015....................         449
     136      Government National Mortgage Association,
                Pool #134373, 11.00%, 8/15/2015....................         152
     678      Government National Mortgage Association,
                Pool #134597, 11.00%, 8/15/2015....................         760
     462      Government National Mortgage Association,
                Pool #119236, 11.00%, 9/15/2015....................         517

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$  2,532      Government National Mortgage Association,
                Pool #125175, 11.00%, 9/15/2015....................  $    2,836
     134      Government National Mortgage Association,
                Pool #128869, 11.00%, 9/15/2015....................         150
   1,183      Government National Mortgage Association,
                Pool #131731, 11.00%, 9/15/2015....................       1,325
   1,748      Government National Mortgage Association,
                Pool #135430, 11.00%, 9/15/2015....................       1,958
   1,323      Government National Mortgage Association,
                Pool #135604, 11.00%, 9/15/2015....................       1,483
      67      Government National Mortgage Association,
                Pool #135825, 11.00%, 9/15/2015....................          75
     321      Government National Mortgage Association,
                Pool #136675, 11.00%, 9/15/2015....................         360
   3,270      Government National Mortgage Association,
                Pool #137568, 11.00%, 9/15/2015....................       3,663
     475      Government National Mortgage Association,
                Pool #138011, 11.00%, 9/15/2015....................         532
     932      Government National Mortgage Association,
                Pool #138141, 11.00%, 9/15/2015....................       1,044
   1,129      Government National Mortgage Association,
                Pool #140412, 11.00%, 9/15/2015....................       1,264
     473      Government National Mortgage Association,
                Pool #132412, 11.50%, 9/15/2015....................         528
     830      Government National Mortgage Association,
                Pool #405, 11.00%, 9/20/2015.......................         925
   1,168      Government National Mortgage Association,
                Pool #132231, 10.50%, 10/15/2015...................       1,302
      83      Government National Mortgage Association,
                Pool #132926, 11.00%, 10/15/2015...................          93
     359      Government National Mortgage Association,
                Pool #134149, 11.00%, 10/15/2015...................         402
   2,355      Government National Mortgage Association,
                Pool #138194, 10.50%, 10/15/2015...................       2,626
   6,672      Government National Mortgage Association,
                Pool #138271, 11.00%, 10/15/2015...................       7,474
   1,324      Government National Mortgage Association,
                Pool #138769, 11.00%, 10/15/2015...................       1,483
     525      Government National Mortgage Association,
                Pool #139475, 11.00%, 10/15/2015...................         588

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$    902      Government National Mortgage Association,
                Pool #141404, 11.00%, 10/15/2015...................  $    1,011
   1,085      Government National Mortgage Association,
                Pool #135190, 11.00%, 11/15/2015...................       1,216
     802      Government National Mortgage Association,
                Pool #138208, 11.00%, 11/15/2015...................         898
     555      Government National Mortgage Association,
                Pool #142031, 11.00%, 12/15/2015...................         621
     604      Government National Mortgage Association,
                Pool #145611, 11.00%, 12/15/2015...................         677
     441      Government National Mortgage Association,
                Pool #146422, 10.50%, 12/15/2015...................         492
   1,921      Government National Mortgage Association,
                Pool #146709, 11.00%, 12/15/2015...................       2,152
   2,588      Government National Mortgage Association,
                Pool #155420, 10.50%, 1/15/2016....................       2,884
   4,492      Government National Mortgage Association,
                Pool #150509, 10.00%, 2/15/2016....................       5,000
     225      Government National Mortgage Association,
                Pool #145980, 11.00%, 2/15/2016....................         252
     913      Government National Mortgage Association,
                Pool #148138, 11.00%, 2/15/2016....................       1,020
   1,824      Government National Mortgage Association,
                Pool #145366, 10.50%, 3/15/2016....................       2,033
   1,980      Government National Mortgage Association,
                Pool #148736, 10.50%, 3/15/2016....................       2,206
   1,259      Government National Mortgage Association,
                Pool #152673, 11.00%, 3/15/2016....................       1,406
     622      Government National Mortgage Association,
                Pool #515, 11.00%, 3/20/2016.......................         691
   1,186      Government National Mortgage Association,
                Pool #151080, 10.00%, 4/15/2016....................       1,320
     614      Government National Mortgage Association,
                Pool #288863, 10.50%, 4/15/2016....................         684
     507      Government National Mortgage Association,
                Pool #161603, 10.00%, 7/15/2016....................         565
   1,012      Government National Mortgage Association,
                Pool #592, 10.50%, 7/20/2016.......................       1,123
   1,373      Government National Mortgage Association,
                Pool #172247, 10.00%, 9/15/2016....................       1,529

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$    651      Government National Mortgage Association,
                Pool #188568, 9.50%, 11/15/2016....................  $      719
   1,832      Government National Mortgage Association,
                Pool #167184, 8.00%, 1/15/2017.....................       1,945
   7,010      Government National Mortgage Association,
                Pool #196006, 8.00%, 3/15/2017.....................       7,442
   2,286      Government National Mortgage Association,
                Pool #250403, 8.00%, 4/15/2017.....................       2,427
   1,846      Government National Mortgage Association,
                Pool #227977, 10.50%, 9/15/2017....................       2,056
   2,948      Government National Mortgage Association,
                Pool #237025, 10.00%, 11/15/2017...................       3,280
     753      Government National Mortgage Association,
                Pool #909931, 10.75%, 11/15/2017...................         825
   3,512      Government National Mortgage Association,
                Pool #236916, 10.00%, 7/15/2018....................       3,908
   2,233      Government National Mortgage Association,
                Pool #258753, 10.00%, 7/15/2018....................       2,485
   1,903      Government National Mortgage Association,
                Pool #1058, 10.50%, 9/20/2018......................       2,109
   2,386      Government National Mortgage Association,
                Pool #255753, 10.00%, 11/15/2018...................       2,654
   1,261      Government National Mortgage Association,
                Pool #262092, 10.00%, 11/15/2018...................       1,403
   1,280      Government National Mortgage Association,
                Pool #267738, 10.00%, 12/15/2018...................       1,424
     629      Government National Mortgage Association,
                Pool #228303, 10.00%, 1/15/2019....................         701
   2,346      Government National Mortgage Association,
                Pool #257036, 10.00%, 1/15/2019....................       2,611
   1,696      Government National Mortgage Association,
                Pool #163622, 11.00%, 2/15/2019....................       1,881
   1,341      Government National Mortgage Association,
                Pool #227264, 9.50%, 4/15/2019.....................       1,480
      43      Government National Mortgage Association,
                Pool #228381, 10.50%, 4/15/2019....................          47
   4,269      Government National Mortgage Association,
                Pool #274504, 11.00%, 5/15/2019....................       4,735
     648      Government National Mortgage Association,
                Pool #1187, 10.50%, 5/20/2019......................         717

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$    585      Government National Mortgage Association,
                Pool #269644, 10.00%, 6/15/2019....................  $      651
   1,375      Government National Mortgage Association,
                Pool #911466, 10.75%, 7/15/2019....................       1,503
   1,181      Government National Mortgage Association,
                Pool #276363, 10.00%, 8/15/2019....................       1,315
   1,645      Government National Mortgage Association,
                Pool #274133, 10.50%, 8/15/2019....................       1,829
   5,445      Government National Mortgage Association,
                Pool #279431, 9.50%, 10/15/2019....................       6,009
  10,861      Government National Mortgage Association,
                Pool #287870, 8.00%, 3/15/2020.....................      11,499
   1,732      Government National Mortgage Association,
                Pool #289148, 10.50%, 4/15/2020....................       1,925
     534      Government National Mortgage Association,
                Pool #189464, 9.50%, 5/15/2020.....................         590
   1,003      Government National Mortgage Association,
                Pool #291427, 10.50%, 6/15/2020....................       1,114
   1,575      Government National Mortgage Association,
                Pool #1417, 9.50%, 6/20/2020.......................       1,731
     851      Government National Mortgage Association,
                Pool #1456, 11.00%, 8/20/2020......................         937
     186      Government National Mortgage Association,
                Pool #286544, 11.00%, 11/15/2020...................         205
   3,864      Government National Mortgage Association,
                Pool #299070, 11.00%, 11/15/2020...................       4,277
   3,380      Government National Mortgage Association,
                Pool #304655, 8.50%, 9/15/2021.....................       3,617
  16,646      Government National Mortgage Association,
                Pool #319005, 8.00%, 12/15/2021....................      17,616
   8,659      Government National Mortgage Association,
                Pool #311459, 7.00%, 5/15/2022.....................       8,937
  15,374      Government National Mortgage Association,
                Pool #334335, 7.00%, 9/15/2022.....................      15,869
 100,518      Government National Mortgage Association,
                Pool #351025, 6.50%, 4/15/2023.....................     101,912
   8,333      Government National Mortgage Association,
                Pool #194046, 7.50%, 5/15/2023.....................       8,691
   9,395      Government National Mortgage Association,
                Pool #350487, 7.00%, 5/15/2023.....................       9,692

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$ 21,979      Government National Mortgage Association,
                Pool #352155, 6.50%, 5/15/2023.....................  $   22,284
  13,075      Government National Mortgage Association,
                Pool #337077, 6.50%, 6/15/2023.....................      13,257
   6,421      Government National Mortgage Association,
                Pool #359384, 8.00%, 6/15/2023.....................       6,773
  21,153      Government National Mortgage Association,
                Pool #324809, 7.00%, 7/15/2023.....................      21,822
  15,365      Government National Mortgage Association,
                Pool #352706, 7.00%, 7/15/2023.....................      15,851
  12,338      Government National Mortgage Association,
                Pool #255536, 6.50%, 8/15/2023.....................      12,509
  20,508      Government National Mortgage Association,
                Pool #344505, 6.50%, 8/15/2023.....................      20,792
  18,005      Government National Mortgage Association,
                Pool #358403, 6.50%, 8/15/2023.....................      18,255
   9,727      Government National Mortgage Association,
                Pool #367794, 6.50%, 9/15/2023.....................       9,862
  31,010      Government National Mortgage Association,
                Pool #344544, 6.00%, 11/15/2023....................      30,841
  15,087      Government National Mortgage Association,
                Pool #359938, 7.50%, 11/15/2023....................      15,735
  19,270      Government National Mortgage Association,
                Pool #363815, 6.00%, 11/15/2023....................      19,165
  15,378      Government National Mortgage Association,
                Pool #366642, 6.00%, 12/15/2023....................      15,294
  12,327      Government National Mortgage Association,
                Pool #352001, 6.50%, 12/15/2023....................      12,498
  17,586      Government National Mortgage Association,
                Pool #363394, 7.50%, 12/15/2023....................      18,341
 170,238      Government National Mortgage Association,
                Pool #374552, 6.00%, 1/15/2024.....................     169,197
  15,195      Government National Mortgage Association,
                Pool #346076, 6.55%, 1/15/2024.....................      15,402
   8,483      Government National Mortgage Association,
                Pool #379989, 7.50%, 3/15/2024.....................       8,837
  19,214      Government National Mortgage Association,
                Pool #374684, 6.50%, 4/15/2024.....................      19,475
  10,909      Government National Mortgage Association,
                Pool #376463, 6.50%, 4/15/2024.....................      11,058

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$ 38,802      Government National Mortgage Association,
                Pool #379844, 7.50%, 4/15/2024.....................  $   40,421
   6,909      Government National Mortgage Association,
                Pool #388741, 7.50%, 4/15/2024.....................       7,197
  17,299      Government National Mortgage Association,
                Pool #335075, 7.00%, 5/15/2024.....................      17,843
  24,121      Government National Mortgage Association,
                Pool #386490, 7.00%, 5/15/2024.....................      24,879
  10,056      Government National Mortgage Association,
                Pool #397027, 7.00%, 5/15/2024.....................      10,372
  10,624      Government National Mortgage Association,
                Pool #371817, 7.00%, 6/15/2024.....................      10,957
  11,695      Government National Mortgage Association,
                Pool #392228, 7.00%, 6/15/2024.....................      12,062
   6,596      Government National Mortgage Association,
                Pool #386063, 8.00%, 7/15/2024.....................       6,954
  21,045      Government National Mortgage Association,
                Pool #398378, 8.00%, 8/15/2024.....................      22,186
  12,167      Government National Mortgage Association,
                Pool #413120, 7.00%, 9/15/2025.....................      12,523
   9,905      Government National Mortgage Association,
                Pool #423991, 7.50%, 8/15/2026.....................      10,287
  18,349      Government National Mortgage Association,
                Pool #461144, 6.50%, 12/15/2027....................      18,510
   9,321      Government National Mortgage Association II,
                Pool #101646, 11.00%, 8/20/2013....................      10,378
     169      Government National Mortgage Association II,
                Pool #477, 10.50%, 1/20/2016.......................         188
     271      Government National Mortgage Association II,
                Pool #9180, 10.75%, 3/20/2016......................         297
     878      Government National Mortgage Association II,
                Pool #9212, 10.25%, 8/20/2016......................         963
   2,455      Government National Mortgage Association II,
                Pool #9250, 8.75%, 5/20/2017.......................       2,568
   1,802      Government National Mortgage Association II,
                Pool #967, 11.00%, 4/20/2018.......................       1,991
   1,475      Government National Mortgage Association II,
                Pool #1108, 11.00%, 12/20/2018.....................       1,630
   2,223      Government National Mortgage Association II,
                Pool #1140, 11.00%, 2/20/2019......................       2,453

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
Principal                                                               Market
 Amount                                                                 Value
--------------------------------------------------------------------------------
$    384      Government National Mortgage Association II,
                Pool #1204, 11.00%, 6/20/2019......................  $      424
   1,070      Government National Mortgage Association II,
                Pool #12390, 11.00%, 8/20/2019.....................       1,181
   1,377      Government National Mortgage Association II,
                Pool #1400, 10.00%, 5/20/2020......................       1,525
     191      Government National Mortgage Association II,
                Pool #1401, 10.50%, 5/20/2020......................         211
   1,271      Government National Mortgage Association II,
                Pool #331379, 8.00%, 9/15/2022.....................       1,341
   8,688      Government National Mortgage Association II,
                Pool #394, 7.50%, 10/20/2022.......................       9,036
--------------------------------------------------------------------------------

              TOTAL MORTGAGE BACKED OBLIGATIONS
                (Cost $1,208,222)+.................................   1,211,612
                                                                     ----------

              CORPORATE BONDS:  0.27%
--------------------------------------------------------------------------------

              SHIPPING
  10,000      Sea Containers Ltd., 12.50%, 12/1/2004...............       7,800
                                                                     ----------


                              TOTAL CORPORATE BONDS
                    (Cost $7,798)+.................................       7,800
                                                                     ----------


--------------------------------------------------------------------------------
 Shares       SHORT-TERM INVESTMENTS:  2.84%                        Market Value
--------------------------------------------------------------------------------
  82,215      Firstar Stellar Treasury Fund
                (Cost $82,215).....................................  $   82,215
                                                                     ----------
              Total Investments in Securities
                (Cost $2,834,747):  100.01%........................   2,897,051
              Liabilities in excess of Other Assets:  (0.01%)......        (294)
                                                                     ----------

              Net Assets: 100.00%..................................  $2,896,757
                                                                     ==========

*    Non-income producing security.

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN AT JULY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
Contracts     Common Stocks/Expiration Date/Exercise Price          Market Value
--------------------------------------------------------------------------------

       9      American Express/Oct, 50.............................  $    (225)
      16      AmSouth Bancorp/Dec, 20..............................     (1,760)
       3      AT&T/Oct, 25.........................................        (15)
       8      Bank One/Nov, 42.5...................................       (520)
       7      Bank One/Aug, 40.....................................       (210)
      35      Bellsouth/Oct, 45....................................     (2,100)
       3      Dupont/Oct, 55.......................................        (30)
       4      IBM/ Jan, 120........................................     (1,640)
       4      Southern Co/Nov, 25..................................       (220)
       5      Union Pacific, Nov, 60...............................       (425)
      10      United Technologies/Nov, 80..........................     (2,350)
       2      United Technologies/Aug, 80..........................        (90)
       2      United Technologies/Aug, 85..........................        (10)
      11      USX Marathon Group/Oct, 32.5.........................       (660)
      20      Verizon/Oct, 60......................................     (1,300)
                                                                     ---------

              Total Call Options Written
               (proceeds $15,271)..................................  $ (11,555)+
                                                                     =========

+    Gross unrealized appreciation and depreciation of securities is as follows:

              Gross unrealized appreciation........................  $   74,024
              Gross unrealized depreciation........................     (11,720)
                                                                     ----------

                Net unrealized appreciation........................  $   62,304
                                                                     ==========

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES AT JULY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (identified cost $2,834,747) ................................     $2,897,051
  Receivables
    Dividends and interest ......................................          8,524
    Due from Advisor ............................................         14,399
    Paydowns ....................................................          3,734
  Prepaid expenses ..............................................          1,747
                                                                      ----------
       Total assets .............................................      2,925,455
                                                                      ----------
LIABILITIES
  Call options written, at value (proceeds $15,271) .............         11,555
  Payables
    Administration fees .........................................          3,469
    Fund shares repurchased .....................................             20
    Investment securities purchased .............................          2,432
  Accrued expenses ..............................................         11,222
                                                                      ----------
       Total liabilities ........................................         28,698
                                                                      ----------

NET ASSETS  .....................................................     $2,896,757
                                                                      ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  [$2,896,757 / 282,609 shares outstanding; unlimited
  number of shares (par value $0.01) authorized] ................     $    10.25
                                                                      ==========

COMPONENTS OF NET ASSETS
  Paid-in capital ...............................................     $2,825,030
  Undistributed net investment income ...........................          3,494
  Accumulated net realized gain on investments ..................          2,213
  Net unrealized appreciation on investments ....................         66,020
                                                                      ----------
       Net assets ...............................................     $2,896,757
                                                                      ==========

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

STATEMENT OF OPERATIONS FOR THE 55 DAY PERIOD ENDED JULY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends .....................................................    $  3,073
    Interest ......................................................       4,818
                                                                       --------
       Total income ...............................................       7,891
                                                                       --------
  Expenses
    Organization fees .............................................      35,000
    Administration fees (Note 3) ..................................       5,030
    Fund accounting fees ..........................................       3,912
    Professional fees .............................................       2,935
    Transfer agent fees ...........................................       2,655
    Advisory fees (Note 3) ........................................       2,128
    Custody fees ..................................................       1,397
    Shareholder Reporting .........................................         838
    Registration fees .............................................         618
    Trustee fees ..................................................         601
    Other .........................................................         279
    Distribution (Note 4) .........................................         530
                                                                       --------
       Total expenses .............................................      55,923
       Less: advisory fee waiver and absorption (Note 3) ..........     (51,526)
                                                                       --------
       Net expenses ...............................................       4,397
                                                                       --------
          NET INVESTMENT INCOME ...................................       3,494
                                                                       --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions ...................       2,213
   Net change in unrealized appreciation on
     investments ..................................................      66,020
                                                                       --------
       Net realized and unrealized gain on investments ............      68,233
                                                                       --------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....    $ 71,727
                                                                       ========

*    Commencement of Operations

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 6, 2001*
                                                                      through
                                                                   July 31, 2001
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM:
OPERATIONS
  Net investment income .......................................       $    3,494
  Net realized gain on security transactions ..................            2,213
  Net change in unrealized appreciation
    on investments ............................................           66,020
                                                                      ----------
       NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS ...........................................           71,727
                                                                      ----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived
    from net change in outstanding shares (a) .................        2,825,030
                                                                      ----------
       TOTAL INCREASE IN NET ASSETS ...........................        2,896,757
                                                                      ----------
NET ASSETS
Beginning of period ...........................................                0
                                                                      ----------
END OF PERIOD .................................................       $2,896,757
                                                                      ==========

(a)  A summary of share transactions is as follows:

                                                       June 6, 2001*
                                                          through
                                                       July 31, 2001
                                              ----------------------------------
                                                 Shares          Paid in Capital
                                                 ------          ---------------
Shares sold ........................              285,421          $ 2,853,615
Shares redeemed ....................               (2,812)             (28,585)
                                              -----------          -----------
Net increase .......................              282,609          $ 2,825,030
                                              ===========          ===========

*    Commencement of operations.

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD  (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   June 6, 2001*
                                                                      through
                                                                   July 31, 2001
--------------------------------------------------------------------------------

Net asset value, beginning of period .........................      $   10.00
                                                                    ---------

Income from investment operations:
  Net investment income ......................................           0.01
  Net realized and unrealized gain on investments ............           0.24
                                                                    ---------
Total from investment operations .............................           0.25
                                                                    ---------

Net asset value, end of period ...............................      $   10.25
                                                                    =========

TOTAL RETURN .................................................           2.50%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ........................      $   2,897

Ratio of expenses to average net assets:
  Before expense reimbursement ...............................          25.43%**
  After expense reimbursement ................................           2.00%**

Ratio of net investment income to average net assets:
  After expense reimbursement ................................           1.59%**

Portfolio turnover rate ......................................           5.38%

*    Commencement of operations.
+    Not Annualized.
**   Annualized.

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS AT JULY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     The Jacobs & Company Mutual Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund began operations on June 6, 2001. The investment objective of the Fund is to seek income and growth of capital, consistent with preservation of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Options on securities that are listed on an exchange shall be valued at the last sales price at the close of trading on such exchange or, if there was no sale on the applicable options exchange on such day, at the average of the quoted bid and asked prices as of the close of such exchange. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period from June 6, 2001 (commencement of operations) through July 31, 2001, Jacobs & Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period from June 6, 2001 (commencement of operations) through July 31, 2001. the Fund incurred $2,128 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period from June 6, 2001 (commencement of operations) through July 31, 2001, the Advisor reduced its fees by $2,128 and absorbed expenses of $49,398; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $51,526 at July 31, 2001.

      Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $24 million                        $36,000
$24 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public

                          JACOBS & COMPANY MUTUAL FUND

--------------------------------------------------------------------------------
relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the period from June 6, 2001 (commencement of operations) through July 31, 2001, the Fund paid the Distribution Coordinator $530.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the period from June 6, 2001 (commencement of operations) through July 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $586,021 and $68,623 respectively.

                                     ADVISOR
                                Jacobs & Company
                              333 Summer St., #970
                              Charleston, WV 25301

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT
                          ICA Fund Services Corporation
                      4455 East Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.